Earnings Per Equity Share - Summary of Basic Earnings Per Share (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 INR (₨) ₨ / shares shares	Mar. 31, 2016 INR (₨) ₨ / shares shares
Earnings per share [abstract]
Profit attributable to equity holders of the Company	₨ 80,081	$ 1,230	₨ 84,895	₨ 89,075
Weighted average number of equity shares outstanding	4,750,043,400	4,750,043,400	4,857,081,010	4,913,118,800
Basic earnings per share | (per share)	₨ 16.86	$ 0.26	₨ 17.48	₨ 18.13